Operating Segments (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of Financial Data Regarding Segment

Presented below are financial data regarding the segment:

	2024	2023
	NIS in thousands
Loss from investment in XTL	116	22
Loss from investment in Cavnox	-	965
Gain from investment in Fore	225	(322)
	341	665

	2024	2023
	NIS in thousands
Fair value of the investment in XTL	250	134
Fair value of the investment in Cavnox	-	-
Fair value of the investment in Fore	2,147	1,922
	2,397	2,056

Schedule of Operating Segments

Reconciliation of operating segment data include addition of assets and liabilities which were not attributed to segments.

	NIS in thousands
	Cannabis segment	Biomed segment	Reconciliations	Total

Year ended December 31, 2024
External revenue	238,845			238,845
Segment profit (loss)	(39,697)	341		(39,356)

General and administrative expenses not attributable to segments				(40,659)
Other expenses, net				12,807
Operating Loss				(67,208)

Segment assets	732,084	2,397	28,093	762,574
Segment liabilities	418,966		(54,063)	364,903

	NIS in thousands
	Cannabis segment	Biomed segment	Reconciliations	Total

Year ended December 31, 2023
External revenue	355,553	-	-	355,553
Segment profit (loss)	44,460	(665)	-	43,795

General and administrative expenses not attributable to segments				(38,224)
Other expenses, net				(47,138)
Operating Profit				(41,567)

Segment assets	755,209	2,056	29,349	786,614
Segment liabilities	392,381	-	(62,829)	329,552

	NIS in thousands
	Cannabis segment	Biomed segment	Reconciliations	Total

Year ended December 31, 2022
External revenue	388,684	-	-	388,684
Segment profit (loss)	68,552	(174)	-	68,378

General and administrative expenses not attributable to segments				(15,623)
Other expenses, net				(2,128)
Operating Profit				50,627

Segment assets	886,184	2,770	69,053	958,007
Segment liabilities	526,285	-	(89,755)	436,530